Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Financial Segment Information for Operating Segments

The segment information provided to the chief operating decision maker for the reportable segments is as follows:

	Year ended December 31, 2023
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	4,394,726	4,629,430	7,821,640	4,510,432	—	—	21,356,228
Inter-segment	—	—	—	—	59,481	(59,481)	—
Total revenue	4,394,726	4,629,430	7,821,640	4,510,432	59,481	(59,481)	21,356,228
Operating profit (loss)	514,707	(1,180,481)	2,058,285	522,386	(6,194)	(251)	1,908,452
Depreciation expenses	(1,065,689)	(722,462)	(2,547,253)	(435,709)	(8,220)	—	(4,779,333)
Share of profit of associates	—	—	—	—	420,393	(200,502)	219,891
Interest income	—	—	—	—	193,189	—	193,189
Interest expense	—	—	—	—	(265,957)	—	(265,957)
Purchase of property, plant and equipment	749,158	568,289	1,756,590	152,908	1,526	—	3,228,471

	Year ended December 31, 2024
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	4,967,849	5,390,447	7,318,997	5,018,616	—	—	22,695,909
Inter-segment	—	—	—	—	60,131	(60,131)	—
Total revenue	4,967,849	5,390,447	7,318,997	5,018,616	60,131	(60,131)	22,695,909
Operating profit (loss)	625,435	(1,190,575)	1,281,862	555,419	1,863	(67)	1,273,937
Depreciation expenses	(1,075,612)	(799,273)	(2,568,610)	(405,330)	(7,361)	—	(4,856,186)
Share of profit of associates	—	—	—	—	119,118	(116,435)	2,683
Interest income	—	—	—	—	197,719	—	197,719
Interest expense	—	—	—	—	(278,581)	—	(278,581)
Purchase of property, plant and equipment	1,555,415	1,273,837	2,257,968	364,139	72	—	5,451,431

	Year ended December 31, 2025
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	5,677,923	6,827,404	5,869,849	5,557,724	—	—	23,932,900
Inter-segment	—	—	—	—	57,974	(57,974)	—
Total revenue	5,677,923	6,827,404	5,869,849	5,557,724	57,974	(57,974)	23,932,900
Operating profit (loss)	930,874	(630,407)	201,964	636,760	3,139	363	1,142,693
Depreciation expenses	(1,208,025)	(901,225)	(2,621,030)	(363,094)	(7,294)	—	(5,100,668)
Share of loss of associates	—	—	—	—	(130,990)	(11,866)	(142,856)
Interest income	—	—	—	—	243,324	—	243,324
Interest expense	—	—	—	—	(300,883)	—	(300,883)
Purchase of property, plant and equipment	1,819,916	690,525	814,160	341,461	25	—	3,666,087

Schedule of information on products and services
e)
Information on products and services

	Year ended December 31,
	2023		2024		2025
	NT$000%		NT$000%		NT$000%
Testing	4,394,726	20	4,967,849	22	5,677,923	24
Assembly	4,629,430	22	5,390,447	24	6,827,404	29
LCDD	7,821,640	37	7,318,997	32	5,869,849	24
Bumping	4,510,432	21	5,018,616	22	5,557,724	23
	21,356,228	100	22,695,909	100	23,932,900	100

Geographic Information of Revenue
f)
Geographical information

	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
Revenue
ROC	17,287,574	18,079,388	20,784,732
Japan	1,176,163	1,352,192	1,227,096
PRC	1,729,908	1,683,358	1,430,399
Singapore	676,088	981,329	—
Others	486,495	599,642	490,673
	21,356,228	22,695,909	23,932,900

	December 31, 2024	December 31, 2025
	NT$000	NT$000
Non-current assets
ROC	21,120,719	19,681,783
PRC	2,861	1,551
Others	431	18,498
	21,124,011	19,701,832

Net Revenue from Customers Representing at Least 10% of Total Revenue

The information on the major customers which constituted more than 10% of the Group’s total revenue for the years ended December 31, 2023, 2024 and 2025 is as follows:

	Year ended December 31,
	2023		2024		2025
	NT$000%		NT$000%		NT$000%
Customers
Customer A	5,251,529	25	5,376,979	24	5,393,013	23
Customer K	1,787,471	8	2,487,062	11	3,673,340	15
Customer B	2,834,188	13	2,604,235	11	2,209,678	9